Average Annual Total Returns - Invesco FTSE RAFI Emerging Markets ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	FTSE RAFITM Emerging Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	FTSE RAFITM Emerging Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	FTSE RAFITM Emerging Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years	MSCI Emerging Markets Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI Emerging Markets Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI Emerging Markets Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years
Total	(1.71%)	11.80%	0.92%	(2.25%)	11.16%	0.47%	(0.42%)	9.48%	0.82%	(1.04%)	12.33%	1.54%	18.31%	12.81%	3.63%